DESCRIPTION OF BUSINESS AND ORGANIZATION (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 HKD ($) subsidiary item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)	Nov. 30, 2015 USD ($)	Nov. 30, 2015 CNY (¥)	Nov. 18, 2015	Nov. 04, 2015
Number of exchanges | item	3
Number of subsidiaries, comprehensive members of Tianjing or Guangdong Exchanges | subsidiary	6
Percentage of equity interest held by the Company								100.00%
Founding shareholder one
Percentage of equity interest held by the Company								40.00%
Founding shareholder two
Percentage of equity interest held by the Company								30.00%
Founding shareholder three
Percentage of equity interest held by the Company								30.00%
Win Yin | Yintech Enterprise Co Ltd
Consideration of acquisition					$ 1	¥ 6
Bei Xun
Paid up capital			¥ 10,000
Percentage of equity interest held by the Company	100.00%
Ran Yu
Paid up capital			20,000
Percentage of equity interest held by the Company	100.00%
Hong Feng
Paid up capital			2,600
Percentage of equity interest held by the Company	100.00%
Sina Shi Jin
Paid up capital			104,450
Percentage of equity interest held by the Company	51.00%
Hou Zhan
Percentage of equity interest held by the Company	51.00%
Hua Shu Tong Jin
Paid up capital			10
Percentage of equity interest held by the Company	100.00%
Bo Zhong
Paid up capital			35,000
Percentage of equity interest held by the Company	94.00%
Yuan Shi
Paid up capital			2,300
Percentage of equity interest held by the Company	100.00%
Tian Xi
Paid up capital			10,000
Percentage of equity interest held by the Company	100.00%
Chun Da
Paid up capital			10,000
Percentage of equity interest held by the Company	100.00%
Shanghai Yin Sai Computer Technology Co., Ltd. (formerly known as Shanghai Yin Tian Xia Technology Co., Ltd.)
Paid up capital			¥ 5,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Shanghai Yin Tian Xia Financial and Information Service Co., Ltd.
Paid up capital			¥ 5,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Enterprise Co., Ltd. (formerly known as Win Yin Gold Investment Co., Ltd. (BVI))
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Enterprise (HK) Investment Co., Ltd. (formerly known as Win Yin (HK) Gold Investment Co., Ltd.)
Paid up capital | $	$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Shanghai Chun Xin Information Technology Co., Ltd. (formerly known as Shanghai Zu Ding Culture Communication Co., Ltd.)
Paid up capital			¥ 1,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Frontier Co., Ltd.
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Elements Co., Ltd.
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Jin Dou
Paid up capital			¥ 10,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Elements (HK) Co., Ltd.
Paid up capital | $	$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Frontier (HK) Co., Ltd.
Paid up capital | $	$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Jin Huan
Paid up capital			¥ 3,050
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Jin Yi
Paid up capital			¥ 10,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yi Shi
Paid up capital			¥ 10,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Ventures Co., Ltd.
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yin He You
Paid up capital			¥ 5,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Gold Co., Ltd.
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Ventures (HK) Co., Ltd.
Paid up capital | $	$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Li Xian
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Xie Luo
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Gold Master HK
Paid up capital | $		$ 3,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Ming Qin
Paid up capital | $		$ 3,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Gold Master
Paid up capital			¥ 84,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Gold Master Network
Paid up capital			¥ 10,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Xi Ben
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Innovation Co., Ltd.
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Innovation Labs, LLC
Paid up capital			¥ 500
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Die Xiao
Paid up capital			¥ 1,850
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Hai Fan
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Hao Ken
Paid up capital			¥ 200
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Cheng
Paid up capital			¥ 1,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Lin
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Jing
Paid up capital			¥ 1,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Xi
Paid up capital			¥ 60
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Dian
Paid up capital			¥ 60
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Du
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Shi
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Xu Fan
Paid up capital			¥ 10
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Xu Xing
Paid up capital			¥ 10
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Xu Mu
Paid up capital			¥ 1,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Xu Liang
Paid up capital			¥ 1,830
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yun Zhong
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Miao Huan
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Forthright International Holdings Limited
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Forthright International Co., Ltd.
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Forthright Financial Holdings Co., Ltd
Paid up capital | $	$ 50,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Forthright Securities Co., Ltd.
Paid up capital | $	$ 80,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Forthright Management Services Co., Ltd.
Paid up capital | $	$ 10
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Forthright Asset Management Co., Ltd.
Paid up capital | $	$ 15,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Forthright Finance Co., Ltd.
Paid up capital | $	$ 500
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Financial Holdings Co., Ltd.
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Shanghai Yintech Investment Group Co., Ltd. (formerly known as Shanghai Yin Tian Xia
Paid up capital | $		$ 30,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Fan Di
Paid up capital | $	$ 5,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Zhong Su | Long Jin | Rong Jin Hui Yin, Jin Xiang Yin Rui and Yin Tian Xia Technology, and their subsidiaries
Consideration of acquisition				¥ 107,260
Transferred entities | Win Yin
Percentage of equity interest held by the Company							100.00%
Win Yin | Chen Wenbin
Percentage of equity interest held by the Company							40.00%
Win Yin | Yan Ming
Percentage of equity interest held by the Company							30.00%
Win Yin | Chen Ningfeng
Percentage of equity interest held by the Company							30.00%